Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Class IA | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class IA | U.S. Treasury/Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class IA | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class IA | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IA | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class IA | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class IA | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class IB | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Class IB | Investment-Grade Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Class IB | U.S. Treasury/Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class IB | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class IB | High-Yield Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IB | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class IB | Emerging-Market Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class IB | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%